Property, Plant, and Equipment (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	$ 791,968	$ 791,767	$ 775,621
Less: accumulated depreciation	(740,449)	(728,391)	(704,785)
Property, plant and equipment, net	51,519	63,376	70,836
Capital Lease equipment [Member]
Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	343,492	343,492	343,492
Furniture, Transport and Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	436,168	435,967	419,821
Telephone equipment [Member]
Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	$ 12,308	$ 12,308	$ 12,308